LOANS - Impaired Loans (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
With no related allowance recorded:
Recorded Investment	$ 14,214	$ 14,540	$ 14,368	$ 7,718
Unpaid Principal Balance	14,214		14,368	7,718
Average Recorded Investment	14,260	14,542	14,385	8,179
Interest Income Recognized			739	409
With an allowance recorded:
Recorded Investment	3,269	3,277	1,979	6,380
Unpaid Principal Balance	3,340		2,050	6,451
Related Allowance	732		704	2,066
Average Recorded Investment	3,282	3,302	1,988	6,731
Interest Income Recognized			88	368
Total impaired loans:
Recorded Investment	17,483	17,817	16,347	14,098
Unpaid Principal Balance	17,554		16,418	14,169
Average Recorded Investment	17,542	17,844	16,373	14,910
Interest Income Recognized			827	777
Real estate mortgages | Construction and development
With no related allowance recorded:
Recorded Investment	4,810	5,511	5,258	977
Unpaid Principal Balance	4,810		5,258	977
Average Recorded Investment	4,813	5,511	5,261	970
Interest Income Recognized			205	18
With an allowance recorded:
Recorded Investment	234	567	370	644
Unpaid Principal Balance	234		370	644
Related Allowance	62		148	106
Average Recorded Investment	236	573	370	668
Interest Income Recognized			10	34
Real estate mortgages | Residential
With no related allowance recorded:
Recorded Investment	1,477	2,396	1,081	1,537
Unpaid Principal Balance	1,477		1,081	1,537
Average Recorded Investment	1,485	2,405	1,090	1,669
Interest Income Recognized			90	93
With an allowance recorded:
Recorded Investment	362	800	633	1,557
Unpaid Principal Balance	433		704	1,628
Related Allowance	97		125	628
Average Recorded Investment	364	804	636	1,636
Interest Income Recognized			27	82
Real estate mortgages | Commercial
With no related allowance recorded:
Recorded Investment	7,891	6,411	7,992	5,117
Unpaid Principal Balance	7,891		7,992	5,117
Average Recorded Investment	7,922	6,395	7,993	5,425
Interest Income Recognized			440	290
With an allowance recorded:
Recorded Investment	2,404	1,507	680	3,373
Unpaid Principal Balance	2,404		680	3,373
Related Allowance	304		136	847
Average Recorded Investment	2,406	1,517	682	3,526
Interest Income Recognized			32	194
Commercial and industrial
With no related allowance recorded:
Recorded Investment	14	200	22	65
Unpaid Principal Balance	14		22	65
Average Recorded Investment	17	208	25	91
Interest Income Recognized			3	6
With an allowance recorded:
Recorded Investment	269	383	285	791
Unpaid Principal Balance	269		285	791
Related Allowance	269		292	478
Average Recorded Investment	276	387	289	886
Interest Income Recognized			18	58
Consumer and other
With no related allowance recorded:
Recorded Investment	22	22	15	22
Unpaid Principal Balance	22		15	22
Average Recorded Investment	23	23	16	24
Interest Income Recognized			1	2
With an allowance recorded:
Recorded Investment	0	20	11	15
Unpaid Principal Balance	0		11	15
Related Allowance	0		3	7
Average Recorded Investment	$ 0	$ 21	11	15
Interest Income Recognized			$ 1	$ 0